Events After the Reporting Period - Summary of Public Bonds Issued After Reporting Period (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Annual interest rates	0.00%
Gross carrying amount [member] | The 200-1st Public bond [member]
Disclosure of non-adjusting events after reporting period [line items]
Issued Date	Feb. 27, 2024
Annual interest rates	3.552%
Maturity	Feb. 27, 2026
Carrying amount	₩ 120,000
Gross carrying amount [member] | The 200-2nd Public bond [member]
Disclosure of non-adjusting events after reporting period [line items]
Issued Date	Feb. 27, 2024
Annual interest rates	3.608%
Maturity	Feb. 26, 2027
Carrying amount	₩ 200,000
Gross carrying amount [member] | The 200-3rd Public bond [member]
Disclosure of non-adjusting events after reporting period [line items]
Issued Date	Feb. 27, 2024
Annual interest rates	3.548%
Maturity	Feb. 27, 2029
Carrying amount	₩ 80,000